Basis of preparation and statement of compliance - Foreign exchange rates (Details) - $ / €	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Foreign currency translation
Average exchange rate for the period	1.1667	1.0927	1.13
Exchange rate at the end of period	1.1394	1.172	1.175